OTHER DISCLOSURES - Remuneration To Executive Management (Details) € in Millions, kr in Millions, $ in Millions						12 Months Ended
	Jan. 01, 2019	Jul. 01, 2018	Jan. 01, 2018	Jul. 01, 2017	Jan. 01, 2017	Dec. 31, 2019 EUR (€) EquityInstruments	Dec. 31, 2019 USD ($) EquityInstruments	Dec. 31, 2019 DKK (kr) EquityInstruments	Dec. 31, 2018 DKK (kr) EquityInstruments	Dec. 31, 2017 DKK (kr) EquityInstruments
Remuneration to the Executive Management
Amount received by management								kr 38.0	kr 32.0	kr 28.0
Extraordinary bonus percentage						15.00%	15.00%	15.00%
Cash bonus								kr 15.0	kr 11.0
Value of warrants granted based on compensation								kr 25.0
Value of warrants portion in a total grant						25.00%	25.00%	25.00%	50.00%
Share-based compensation expenses								kr 1.0	kr 1.0	kr 1.0
RSUs
Remuneration to the Executive Management
Granted | EquityInstruments						116,742	116,742	116,742	102,639	65,951
Minimum
Remuneration to the Executive Management
Percentage of annual cash bonus						60.00%	60.00%	60.00%
Maximum
Remuneration to the Executive Management
Percentage of annual cash bonus						100.00%	100.00%	100.00%
Executive Management
Remuneration to the Executive Management
Value of shares granted on percentage of compensation						400.00%	400.00%	400.00%	200.00%
Share-based compensation expenses							$ 32.6	kr 33.0	kr 27.4	kr 22.7
Warrants additional lock in period						2 years	2 years	2 years
Executive Management | Warrants
Remuneration to the Executive Management
Granted | EquityInstruments									50,464
Executive Management | RSUs
Remuneration to the Executive Management
Granted | EquityInstruments						25,793	25,793	25,793	18,020	19,599
Weighted average fair value at measurement date, other equity instruments granted								kr 42.0	kr 37.0
Executive Management | Minimum
Remuneration to the Executive Management
Share holding period						5 years	5 years	5 years
Executive Management | Maximum
Remuneration to the Executive Management
Value of shares granted on percentage of compensation						200.00%	200.00%	200.00%
Executive Management | Maximum | Foreign countries
Remuneration to the Executive Management
Value of shares granted on percentage of compensation						400.00%	400.00%	400.00%
CEO
Remuneration to the Executive Management
Percentage of increase in base salary	3.00%		3.00%
Amount received by management | €						€ 0.5
CFO
Remuneration to the Executive Management
Percentage of increase in base salary	3.00%				3.00%
Amount received by management | $							$ 0.1
CDO
Remuneration to the Executive Management
Percentage of increase in base salary	10.00%	3.00%		3.00%